Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Marketing and branding service revenue	¥ 3,099	¥ 60,922	¥ 77,046	¥ 117,796
Other service revenue	10,847	4,508	19,955	12,116	4,435
Workspace membership	3,671	9,908	12,564	22,336	11,964
Marketing and branding service	¥ 826	¥ 7,276	¥ 11,504	¥ 57,444